ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Impairment, severances and other closure costs	(11.0)	(8.7)
Gain on sale of assets of Snowflake and shares of Apache Railway			4.1
Earnings (loss) from discontinued operations, net of tax	(12.9)		0	3.1
Predecessor [Member]
Earnings (loss) from discontinued operations, net of tax		(3.6)			(195.5)	(19.5)
Snowflake Mill [Member]
Sales	4.5			0.7
Cost of sales, excluding depreciation and amortization	(5.0)			(1.1)
Depreciation and amortization	0			0
Impairment, severances and other closure costs	(11.0)			(0.2)
Restructuring costs	(1.1)			(0.4)
Interest expense, net	0			0
Other income (expense), net	0.7			(0.1)
Gain on sale of assets of Snowflake and shares of Apache Railway	0			4.1
Reorganization items, net (note 5)	(1.0)			0.1
Earnings (loss) from discontinued operations, net of tax	(12.9)			3.1
Snowflake Mill [Member] | Predecessor [Member]
Sales		142.8
Cost of sales, excluding depreciation and amortization		(142.4)
Depreciation and amortization		0
Impairment, severances and other closure costs		(8.7)
Restructuring costs		0
Interest expense, net		(0.1)
Other income (expense), net		0
Gain on sale of assets of Snowflake and shares of Apache Railway		0
Reorganization items, net (note 5)		4.8
Earnings (loss) from discontinued operations, net of tax		(3.6)